Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Loans, by Major Class Within the Company's Loan Portfolio
Major classifications within the Company’s held for investment loan portfolio at December 31, 2025 and 2024 were as follows:

	December 31,
(dollars in thousands)	2025	2024
Commercial, financial, and agricultural	$227,584	$202,329
Real estate construction − residential	39,609	32,046
Real estate construction − commercial	83,846	80,435
Real estate mortgage − residential	369,636	361,735
Real estate mortgage − commercial	755,892	775,594
Installment and other consumer	10,225	14,021
Total loans held for investment	$1,486,792	$1,466,160

Schedule of Loans to Directors and Executive Officers
The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

	December 31,
(dollars in thousands)	2025	2024
Balance at January 1,	$12,575	$9,597
New loans	15,102	9,452
Amounts collected	(6,797)	(6,474)
Balance at December 31,	$20,880	$12,575

Schedule of the Allowance for Loan Losses
The following table illustrates the changes in the allowance for credit losses by portfolio segment:

(dollars in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Un- allocated	Total
Balance at December 31, 2022	$2,735	$157	$875	$3,329	$8,000	$326	$166	$15,588
Adoption of ASU 2016-13	(649)	291	2,894	1,890	1,613	(80)	(166)	5,793
Balance at January 1, 2023 (1)	2,086	448	3,769	5,219	9,613	246	—	21,381
Charge-offs	(161)	—	—	(88)	(32)	(347)	—	(628)
Recoveries	192	—	22	23	4	85	—	326
Provision for (release of) credit losses	1,091	595	(518)	110	952	248	187	2,665
Balance at December 31, 2023	3,208	1,043	3,273	5,264	10,537	232	187	23,744
Charge-offs	(2,238)	—	—	(51)	(437)	(265)	—	(2,991)
Recoveries	118	—	27	13	—	108	—	266
Provision for (release of) credit losses	472	(465)	(1,079)	84	2,205	63	(255)	1,025
Balance at December 31, 2024	1,560	578	2,221	5,310	12,305	138	(68)	22,044
Charge-offs	(1,038)	—	—	(14)	(157)	(379)	—	(1,588)
Recoveries	166	—	—	42	58	126	—	392
Provision for (release of) credit losses	2,967	397	(502)	(515)	(2,367)	215	68	263
Balance at December 31, 2025	$3,655	$975	$1,719	$4,823	$9,839	$100	$—	$21,111
(1)Beginning January 1, 2023, calculation is based on current expected credit losses ("CECL") methodology.
Schedule of Risk Categories by Class
The amortized cost of collateral-dependent loans by class as of December 31, 2025 and 2024 was as follows:

	Collateral Type
(dollars in thousands)	Real Estate	Other	Allowance Allocated
December 31, 2025
Commercial, financial, and agricultural	$—	$3,558	$1,477
Real estate mortgage − residential	3,914	—	432
Total	$3,914	$3,558	$1,909

December 31, 2024
Commercial, financial, and agricultural	$—	$766	$125
Real estate construction − residential	454	—	194
Real estate mortgage − commercial	65	—	—
Total	$519	$766	$319
The following table presents the recorded investment by risk categories at December 31, 2025:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2025
Commercial, Financial, & Agricultural
Pass	$65,367	$11,383	$9,223	$17,270	$19,867	$24,386	$66,741	$1,279	$215,516
Watch	581	164	93	8	—	148	1,473	—	2,467
Special Mention	729	—	3,058	317	—	261	—	—	4,365
Substandard	203	679	15	3,184	536	25	594	—	5,236
Total	66,880	12,226	12,389	20,779	20,403	24,820	68,808	1,279	227,584
Gross YTD charge-offs	—	307	73	78	—	59	521	—	1,038
Real Estate Construction - Residential
Pass	30,523	4,066	4,881	—	—	—	51	—	39,521
Watch	—	—	88	—	—	—	—	—	88
Total	30,523	4,066	4,969	—	—	—	51	—	39,609
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Construction - Commercial
Pass	44,693	17,876	8,737	3,226	2,757	687	4,660	1,085	83,721
Watch	59	29	—	8	—	—	—	—	96
Substandard	29	—	—	—	—	—	—	—	29
Total	44,781	17,905	8,737	3,234	2,757	687	4,660	1,085	83,846
Gross YTD charge-offs	—	—	—	—	—	—	—	—	—
Real Estate Mortgage - Residential
Pass	63,792	21,182	36,980	98,512	42,745	48,795	48,900	1,039	361,945
Watch	442	—	—	487	370	442	31	157	1,929
Substandard	3,463	98	495	1,301	—	189	216	—	5,762
Total	67,697	21,280	37,475	100,300	43,115	49,426	49,147	1,196	369,636
Gross YTD charge-offs	$—	$—	$—	$—	$—	$14	$—	$—	$14

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2025
Real Estate Mortgage - Commercial
Pass	$186,984	$43,797	$82,928	$161,945	$151,011	$70,426	$16,381	$1,642	$715,114
Watch	3,185	445	214	3,978	325	631	—	—	8,778
Special Mention	—	20,561	—	4,932	—	—	—	—	25,493
Substandard	1,311	147	—	4,145	—	760	144	—	6,507
Total	191,480	64,950	83,142	175,000	151,336	71,817	16,525	1,642	755,892
Gross YTD charge-offs	—	49	76	—	—	32	—	—	157
Installment and other Consumer
Pass	2,696	1,063	1,764	1,628	367	2,605	68	—	10,191
Substandard	—	—	7	13	14	—	—	—	34
Total	2,696	1,063	1,771	1,641	381	2,605	68	—	10,225
Gross YTD charge-offs	—	3	33	13	—	330	—	—	379
Total Portfolio
Pass	394,055	99,367	144,513	282,581	216,747	146,899	136,801	5,045	1,426,008
Watch	4,267	638	395	4,481	695	1,221	1,504	157	13,358
Special Mention	729	20,561	3,058	5,249	—	261	—	—	29,858
Substandard	5,006	924	517	8,643	550	974	954	—	17,568
Total	$404,057	$121,490	$148,483	$300,954	$217,992	$149,355	$139,259	$5,202	$1,486,792

Total Gross YTD charge-offs	$—	$359	$182	$91	$—	$435	$521	$—	$1,588

The following table presents the recorded investment by risk categories at December 31, 2024:

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total
December 31, 2024
Commercial, Financial, & Agricultural
Pass	$22,726	$21,302	$30,025	$25,338	$26,557	$3,932	$62,205	$1,531	$193,616
Watch	—	120	1,473	—	—	262	504	—	2,359
Special Mention	—	—	—	—	309		741	—	1,050
Substandard	286	87	3,428	628	37	—	356	403	5,225
Doubtful	—	—	—	—	—	—	79	—	79
Total	23,012	21,509	34,926	25,966	26,903	4,194	63,885	1,934	202,329
Gross YTD charge-offs	—	230	—	104	2	106	1,796	—	2,238
Real Estate Construction - Residential
Pass	16,368	13,808	601	617	165	—	—	33	31,592
Substandard	454	—	—	—	—	—	—	—	454
Total	16,822	13,808	601	617	165	—	—	33	32,046
Gross YTD charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans
	Amortized Cost Basis by Origination Year and Risk Grades
(dollars in thousands)	2024	2023		2022		2021		2020		Prior		Revolving Loans Amortized Cost Basis		Revolving Loans Converted to Term Loans Amortized Cost Basis		Total
December 31, 2024
Real Estate Construction - Commercial
Pass	$49,742	$7,057		$10,424		$3,828		$622		$564		$7,072		$—		$79,309
Watch	911	124		13		—		—		—		—		—		1,048
Substandard	—	29		—		—		—		49		—		—		78
Total	50,653	7,210		10,437		3,828		622		613		7,072		—		80,435
Gross YTD charge-offs	—	—		—		—		—		—		—		—		—
Real Estate Mortgage - Residential
Pass	30,005	46,795		115,928		49,519		42,036		23,440		44,148		1,543		353,414
Watch	5,702	—		40		391		423		675		30		—		7,261
Substandard	—	—		426		89		—		376		169		—		1,060
Total	35,707	46,795		116,394		49,999		42,459		24,491		44,347		1,543		361,735
Gross YTD charge-offs	—	—		—		—		—		14		37		—		51
Real Estate Mortgage - Commercial
Pass	56,648	117,853		212,698		203,591		69,342		57,352		14,815		137		732,436
Watch	2,298	51		4,763		1,961		—		184		—		581		9,838
Special Mention	27,271	—		5,679		—		—		—		—		—		32,950
Substandard	64	75		231		—		—		—		—		—		370
Total	86,281	117,979		223,371		205,552		69,342		57,536		14,815		718		775,594
Gross YTD charge-offs	—	340		—		65		—		32		—		—		437
Installment and other Consumer
Pass	2,188	3,636		3,591		1,165		554		2,805		72		—		14,011
Substandard	—	—		—		—		—		10		—		—		10
Total	2,188	3,636		3,591		1,165		554		2,815		72		—		14,021
Gross YTD charge-offs	10	11		9		3		1		230		1		—		265
Total Portfolio
Pass	177,677	210,451		373,267		284,058		139,276		88,093		128,312		3,244		1,404,378
Watch	8,911	295		6,289		2,352		423		1,121		534		581		20,506
Special Mention	27,271	—	—	5,679	—	—	—	309	—	—	—	741	—	—	—	34,000
Substandard	804	191		4,085		717		37		435		525		403		7,197
Doubtful	—	—		—		—		—		—		79		—		79
Total	$214,663	$210,937		$389,320		$287,127		$140,045		$89,649		$130,191		$4,228		$1,466,160

Total Gross YTD charge-offs	$10	$581		$9		$172		$3		$382		$1,834		$—		$2,991

Schedule of Financing Receivable, Nonaccrual
The following tables present the recorded investment in non-accrual loans and loans past due over 90 days still on accrual by class of loans as of December 31, 2025 and 2024.

(dollars in thousands)	Non-accrual with no Allowance	Non-accrual with Allowance	Total Non-accrual	90 Days Past Due and Still Accruing	Total Non-performing Loans
December 31, 2025
Commercial, Financial, and Agricultural	$603	$400	$1,003	$—	$1,003
Real estate mortgage − residential	—	5,656	5,656	29	5,685
Real estate mortgage − commercial	—	143	143	—	143
Installment and Other Consumer	—	34	34	—	34
Total	$603	$6,233	$6,836	$29	$6,865
December 31, 2024
Commercial, Financial, and Agricultural	$—	$923	$923	$—	$923
Real estate construction − residential	—	454	454	—	454
Real estate construction − commercial	—	49	49	—	49
Real estate mortgage − residential	—	963	963	207	1,170
Real estate mortgage − commercial	—	138	138	—	138
Installment and Other Consumer	—	10	10	3	13
Total	$—	$2,537	$2,537	$210	$2,747

Schedule of Aging Information for the Company's Past Due and Non-Accrual Loans
The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2025 and 2024.

(dollars in thousands)	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2025
Commercial, Financial, and Agricultural	$226,129	$452	$—	$1,003	$227,584
Real estate construction − residential	39,521	88	—	—	39,609
Real estate construction − commercial	83,846	—	—	—	83,846
Real estate mortgage − residential	362,289	1,662	29	5,656	369,636
Real estate mortgage − commercial	755,512	237	—	143	755,892
Installment and Other Consumer	10,105	86	—	34	10,225
Total	$1,477,402	$2,525	$29	$6,836	$1,486,792
December 31, 2024
Commercial, Financial, and Agricultural	$201,201	$205	$—	$923	$202,329
Real estate construction − residential	31,592	—	—	454	32,046
Real estate construction − commercial	80,386	—	—	49	80,435
Real estate mortgage − residential	358,393	2,172	207	963	361,735
Real estate mortgage − commercial	773,918	1,538	—	138	775,594
Installment and Other Consumer	13,900	108	3	10	14,021
Total	$1,459,390	$4,023	$210	$2,537	$1,466,160